RESTRUCTURING COSTS	9 Months Ended
Dec. 31, 2020
RESTRUCTURING COSTS
RESTRUCTURING COSTS

14. RESTRUCTURING COSTS

For the nine months ended December 31, 2020, the Company incurred $7.1 million in restructuring costs in relation to the evolution of its senior management team announced in September 2020. These include management costs, structural reorganization and employee-related costs. Approximately $2.5 million of this remains unpaid as at December 31, 2020.